Consolidated Statement of Comprehensive Income (Parenthetical) $ in Millions	3 Months Ended
Mar. 31, 2020 USD ($)
Swiss pension plan
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	$ (242)
Extraordinary employer contribution	235
UK pension plan
Statement Of Comprehensive Income [Line Items]
Gains / (losses) on defined benefit plans, before tax	$ 247